Income Taxes - Summary of Loss Before Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Income Tax Disclosure [Abstract]
Non-PRC	¥ (1,243,926)	$ (178,679)	¥ (670,529)	¥ 99,787
PRC	(8,980,961)	(1,290,035)	(8,311,901)	(3,844,284)
Loss before income taxes	¥ (10,224,887)	$ (1,468,714)	¥ (8,982,430)	¥ (3,744,497)